Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforward	$ 16,275	$ 11,564
Depreciation and amortization	36
Accruals and reserves	867	848
Deferred revenue		1,939
Stock-based compensation	633	492
General business credit		15
Other	1	410
Gross deferred tax assets	17,812	15,268
Valuation allowance	(17,342)	(14,132)
Net deferred tax assets	470	1,136
Deferred tax liabilities:
Prepaid expenses	353	122
Depreciation and amortization		1,014
Deferred Revenue	117
Gross deferred tax liabilities	470	1,136
Net deferred tax liabilities